UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 59.2%
US Government Sponsored Agencies 56.6%
Federal Farm Credit Bank, 2.05%, 11/17/2009	20,000,000	20,000,000
Federal Home Loan Bank:
0.289% **, 8/21/2009	275,000,000	275,018,283
0.291% **, 8/10/2009	20,000,000	19,981,594
0.41% *, 7/14/2009	50,000,000	49,907,181
0.48% *, 6/29/2009	72,000,000	71,857,920
0.49% **, 3/27/2009	195,000,000	195,000,000
0.51% **, 4/3/2009	165,000,000	165,000,000
0.52% *, 7/22/2009	40,000,000	39,901,200
0.73% **, 5/12/2009	75,000,000	75,038,270

0.94% *, 1/19/2010	20,000,000	19,816,178
0.945% **, 10/23/2009	100,000,000	100,040,209
0.994% **, 4/30/2009	32,000,000	32,000,000
1.12% *, 12/8/2009	92,500,000	91,607,889
1.179% **, 7/10/2009	75,000,000	75,000,000
1.2% *, 12/4/2009	50,000,000	49,490,000
1.251% **, 7/7/2009	50,000,000	50,016,951
1.294% **, 4/30/2009	288,000,000	288,000,000
1.468% **, 3/30/2009	226,500,000	226,500,000
1.991% **, 5/27/2009	110,000,000	109,997,644
2.116% **, 2/18/2009	50,000,000	49,989,595
2.17% **, 2/11/2009	250,000,000	250,001,507
2.189% **, 9/10/2009	100,000,000	100,000,000
2.2%, 4/1/2009	45,000,000	44,993,637
2.469% *, 2/24/2009	107,500,000	107,323,147
2.5%, 3/17/2009	60,000,000	59,994,603
2.5% *, 4/14/2009	130,000,000	129,350,000
2.52%, 4/21/2009	18,000,000	18,000,000
2.52%, 4/28/2009	60,000,000	59,986,287
2.645%, 8/7/2009	10,000,000	10,094,679
2.76%, 2/12/2009	25,975,000	25,975,000
2.775% *, 5/12/2009	125,750,000	124,780,677
2.812% *, 4/15/2009	50,000,000	49,711,042
2.825% *, 9/16/2009	83,000,000	81,521,505
2.88% *, 6/19/2009	17,500,000	17,306,800
2.98% *, 4/30/2009	55,000,000	54,599,355
3.0% *, 4/20/2009	160,500,000	159,456,750
Federal Home Loan Mortgage Corp.:
0.14% *, 4/22/2009	80,000,000	79,975,111
0.15% *, 4/2/2009	30,000,000	29,992,500
0.31% *, 5/22/2009	58,850,000	58,794,256
0.33% *, 6/3/2009	100,000,000	99,891,555
0.325% *, 4/2/2009	45,000,000	44,975,250
0.329% **, 9/18/2009	25,065,000	25,072,334
0.335% **, 9/21/2009	150,000,000	149,946,415
0.336% **, 4/7/2009	100,000,000	99,996,166
0.34% *, 6/17/2009	200,000,000	199,743,111
0.346% **, 10/8/2009	110,000,000	109,909,762
0.47% *, 6/22/2009	67,000,000	66,876,664
0.48% *, 6/22/2009	40,000,000	39,924,800
0.5% *, 8/11/2009	180,000,000	179,522,500
0.55% *, 8/3/2009	50,000,000	49,860,208
0.987% *, 4/17/2009	98,200,000	97,995,417
1.169% **, 4/27/2009	205,000,000	205,000,000
1.18% *, 5/12/2009	63,000,000	62,793,500
1.2% *, 5/26/2009	55,716,000	55,504,279
1.25% *, 4/8/2009	125,000,000	124,713,542
1.25% *, 8/10/2009	100,000,000	99,340,278
1.3% *, 4/2/2009	188,000,000	187,592,667
1.4% *, 7/10/2009	62,000,000	61,616,633
1.75% *, 5/27/2009	80,000,000	79,552,778
2.359% *, 3/19/2009	100,000,000	99,692,056
2.5% *, 3/10/2009	125,000,000	124,678,819
2.64% *, 3/4/2009	346,400,000	345,587,163
2.74% *, 3/23/2009	148,600,000	148,034,494

2.75% *, 3/24/2009	63,000,000	62,754,562
4.25%, 7/15/2009	27,000,000	27,448,610
5.25%, 5/21/2009	25,000,000	25,287,104
Federal National Mortgage Association:
0.2% *, 2/18/2009	100,000,000	99,990,556
0.35% *, 5/27/2009	35,000,000	34,960,868
0.45% *, 5/20/2009	45,000,000	44,939,250
0.5% *, 7/1/2009	100,000,000	99,791,667
0.5% *, 7/20/2009	125,000,000	124,706,597
0.55% *, 8/19/2009	95,000,000	94,711,174
0.77% *, 3/16/2009	75,000,000	74,931,021
0.9% *, 9/1/2009	100,000,000	99,470,000
1.25% *, 6/11/2009	130,000,000	129,413,194
1.4% *, 7/27/2009	58,378,000	57,978,435
1.5% *, 5/28/2009	170,000,000	169,178,333
1.6% *, 7/1/2009	160,000,000	158,933,333
1.75% *, 5/29/2009	108,500,000	107,882,906
1.9% *, 7/27/2009	125,000,000	123,838,889
2.308% *, 3/10/2009	30,000,000	29,926,925
2.35% *, 2/18/2009	300,000,000	299,667,083
2.358% *, 3/11/2009	72,000,000	71,816,080
2.408% *, 3/19/2009	76,000,000	75,761,107
2.55% *, 2/9/2009	160,000,000	159,909,333
2.725% *, 3/10/2009	173,000,000	172,515,480
2.75% *, 3/16/2009	100,000,000	99,671,528
2.75% *, 3/24/2009	72,000,000	71,719,500
4.25%, 5/15/2009	25,000,000	25,200,703
4.875%, 4/15/2009	116,000,000	117,077,130
US Treasury Obligations 2.6%
US Treasury Bills:
0.1% *, 4/2/2009	19,700,000	19,696,717
0.275% *, 6/25/2009	20,000,000	19,978,000
0.29% *, 7/16/2009	65,000,000	64,913,604
0.32% *, 7/23/2009	138,000,000	137,789,013
0.345% *, 7/30/2009	118,000,000	117,797,581
1.05% *, 7/30/2009	50,000,000	49,738,958

Total Government & Agency Obligations (Cost $9,293,235,402)		9,293,235,402
Repurchase Agreements 40.8%
Banc of America Securities LLC, 0.28%, dated 1/30/2009, to be repurchased at $1,031,627,469 on 2/2/2009 (a)	1,031,603,398	1,031,603,398
Barclays Capital Inc., 0.21%, dated 1/9/2009, to be repurchased at $920,182,467 on 2/12/2009 (b)	920,000,000	920,000,000
BNP Paribas, 0.3%, dated 1/30/2009, to be repurchased at $691,444,286 on 2/2/2009 (c)	691,427,000	691,427,000
BNP Paribas, 0.3%, dated 1/22/2009, to be repurchased at $950,253,333 on 2/23/2009 (d)	950,000,000	950,000,000
The Goldman Sachs & Co., 0.23%, dated 1/12/2009, to be repurchased at $800,158,444 on 2/12/2009 (e)	800,000,000	800,000,000
The Goldman Sachs & Co., 0.29%, dated 1/30/2009, to be repurchased at $2,000,048,333 on 2/2/2009 (f)	2,000,000,000	2,000,000,000

Total Repurchase Agreements (Cost $6,393,030,398)		6,393,030,398

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $15,686,265,800) †			100.0	15,686,265,800
Other Assets and Liabilities, Net			0.0	(3,096,582)

Net Assets			100.0	15,683,169,218

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*			Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

†			The cost for federal income tax purposes was $15,686,265,800.
(a)			Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
642,060,301	Federal Home Loan Mortgage Corp.	5.0-5.5	6/1/2033-7/1/2035	656,413,680
383,386,816	Federal National Mortgage Association	5.5	3/1/2035-1/1/2037	395,821,786
Total Collateral Value				1,052,235,466

(b)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
6,151,916	Federal Home Loan Mortgage Corp.- Interest Only	6.0	1/15/2049	6,238,955
330,483,069	Federal Home Loan Mortgage Corp.- Principal Only	-	2/15/2033-8/15/2038	272,007,188
87,242,131	Federal National Mortgage Association	4.5-6.0	11/25/2031-2/25/2049	84,681,472
6,572,247	Federal National Mortgage Association- Interest Only	6.0	9/25/2037	6,665,234
676,503,928	Federal National Mortgage Association- Principal Only	-	8/25/2032-12/25/2038	568,807,151
Total Collateral Value				938,400,000

(c)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
84,714,863	Federal Home Loan Mortgage Corp.	4.5-6.5	4/1/2020-1/1/2039	87,354,686
598,231,365	Federal National Mortgage Association	4.5-7.0	5/1/2018-10/1/2047	617,900,854
Total Collateral Value				705,255,540

(d)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
269,100,633	Federal Home Loan Mortgage Corp.	4.0-7.5	3/1/2010-1/1/2039	278,246,647
670,592,943	Federal National Mortgage Association	4.0-7.0	6/1/2010-9/1/2047	690,753,353
Total Collateral Value				969,000,000

(e)	Collateralized by:
Principal	Collateral

Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
142,747,000	Federal Home Loan Mortgage Corp.	Zero Coupon	12/31/2009	141,704,947
636,862,800	US Treasury Inflation-Indexed Note	2.0	1/15/2016	674,295,643
Total Collateral Value				816,000,590

(f)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
304,946,834	Federal Home Loan Mortgage Corp.	4.5-6.5	5/1/2019-12/1/2038	313,671,338
1,669,292,648	Federal National Mortgage Association	4.0-7.0	3/1/2014-1/1/2039	1,726,328,663
Total Collateral Value				2,040,000,001

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	15,686,265,800
Level 3	-
Total	$ 15,686,265,800

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009